Stock Split (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Jan. 03, 2012
Notes to Financial Statements
Common stock shares authorized	25,000,000	25,000,000	25,000,000
Common stock par value	$ 0.10	$ 0.10	$ 0.10